Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of Related Party Transactions [Line Items]
Schedule Of Related Party Transactions Income Expenses
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2020 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2020	2021	2020	2021

	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$7,045	$—	$7,045	$—
Ocean Yield Malta Limited	(491)	(308)	(1,122)	(623)

Total	$(6,554)	(308)	$5,923	(623)

Schedule Of Balances Due To And From Related Parties
The following table sets out the balances with related parties as at December 31, 2020, and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Receivables / (payables)
Luna Pool Agency Limited	$11,853	$5,923
Ocean Yield Malta Limited	(61,448)	(58,087)

Luna Pool Agency Limited [Member]
Disclosure of Related Party Transactions [Line Items]
Disclosure Of Operating Results On Account Of Related Party Transactions
The following table summarizes our net income generated from our participation in the Luna Pool collaborative arrangement for the three and six months ended June 30, 2020 and 2021:

	Three months ended		Six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021

	(in thousands)
Income / (expenses)
Time and Voyage charter revenues	$10,246	$24,909	$10,246	$43,790
Time and Voyage charter revenues from Luna Pool collaborative arrangement	2,596	5,546	2,596	10,785
Brokerage commissions	(170)	(432)	(170)	(708)
Voyage expenses	(2,701)	(9,233)	(2,701)	(16,732)
Voyage expenses – Luna Pool collaborative arrangement	(3,043)	(5,663)	(3,043)	(9,796)

Total net operating income from the Luna Pool	6,928	15,127	6,928	27,339
Other income	117	88	117	160

Total net income from the Luna Pool	$7,045	$15,215	$7,045	$27,499

Disclosure Details Of Balance Due From To Related Parties
The Company’s related party balances with the Pool Agency consisted of the following at December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021
	(in thousands)	(in thousands)
Receivables / (payables)
Other assets	$11,853	$5,923

Total assets	$11,853	$5,923

Ocean Yield Malta Limited [Member]
Disclosure of Related Party Transactions [Line Items]
Disclosure Of Operating Results On Account Of Related Party Transactions
The following table sets out the Company’s related party transactions with Ocean Yield Malta Limited for the three and six months ended June 30, 2020 and 2021:

	Three months ended		Six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021

	(in thousands)
Income / (expenses)
General and Administrative expenses	$(7)	$—	$(9)	$(4)
Interest Expense	(482)	(304)	(1,113)	(619)

Total	$(489)	$(304)	$(1,122)	$(623)

Disclosure Details Of Balance Due From To Related Parties
The following table sets out the Company’s related party balances with Ocean Yield Malta Limited as at December 31, 2020 and June 30, 2021:

	December 31, 2020	June 30, 2021

	(in thousands)
Receivables / (payables)
Accrued interest and trade payables	$(229)	$(206)
Navigator Aurora Facility, net of deferred financing costs	(61,216)	(57,878)
Other non-current payables	(3)	(3)

Total liabilities	$(61,448)	$(58,087)